LAWSUITS AND LITIGATIONS (Schedule of Claims or Breach of Consumer Protection Law and Customer Agreement Claims) (Details) - Agreement claims [Member] ₪ in Millions	Dec. 31, 2021 ILS (₪) Claims
Disclosure of contingent liabilities [line items]
Number of claims | Claims	31
Total claims amount (NIS million) | ₪	₪ 2,252
Up to NIS 100 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	14
Total claims amount (NIS million) | ₪	₪ 315
NIS 101-400 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	5
Total claims amount (NIS million) | ₪	₪ 937
NIS 401 million - NIS 1 billion [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	1
Total claims amount (NIS million) | ₪	₪ 1,000
Unquantified claims [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	11
Total claims amount (NIS million) | ₪